United States
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

THIS FILING LIST SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 4/28/00 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 03/00




FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended:  03/00
Check here if Amendment [X]; Amendment Number: [  1   ]
This Amendment (Check only one.):  [     ] is a restatement
                              [X] Adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Spear, Leeds & Kellogg
Address:  120 Broadway
          New York, NY 10271

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

NAME:     Carl H. Hewitt
Title:    General Counsel
Phone:    212-433-7015

Signature, Place, and Date of Signing:

____________________________       ________________________
[Signature]                        [City, State]

Report Type [Check only one.]:
[  X   ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[     ]   13F NOTICE.    (Check here if no holdings are reported in this report,
and all holdings are reported by other reporting manager(s).)

[     ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: [ 58    ]

Form 13F Information Table Value Total: $_ 229,962 thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F-file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
Report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.

FORM 13F INFORMATION TABLE

FORM 13F INFORMATION TABLE

ISSUER                        CLASS  CUSIP         TOTAL $$   SHARES 6     7     8
AMFM INC                      COMM   001693100     6,236,729  100390 sole  sole  sole
ATLANTIC RICHFIELD CO         COMM   048825103     8,500,000  100000 sole  sole  sole
BCE INC                       COMM   05534B109     6,945,725   55372 sole  sole  sole
BERKSHIRE ENERGY RESOURCES    COMM   084644103       821,287   22774 sole  sole  sole
BOISE CASCADE OFFICE PRODUCTS COMM   097403109       818,750   50000 sole  sole  sole
CMP GROUP INC                 COMM   125887109     3,640,625  125000 sole  sole  sole
CTG RESOURCES INC (HOLDING    COMM   125957100     2,138,281   57500 sole  sole  sole
CO)
CABLE & WIRELESS              COMM   12682P104     2,711,500   31900 sole  sole  sole
COMMUNICATION
CABLE & WIRELESS PUB LTD CO   AMER   126830207     2,710,400   48400 sole  sole  sole
CHAMPION INTL CORP            COMM   158525105     3,538,463   66450 sole  sole  sole
COLUMBIA ENERGY GROUP         COMM   197648108     1,581,975   26700 sole  sole  sole
COMSAT CORP                   PUT    20564D957     1,053,938   51100 sole  sole  sole
COMSAT CORP                   COMM   20564D107    10,359,938  502300 sole  sole  sole
CONNING CORP                  COMM   208215103       989,777   79982 sole  sole  sole
CORDANT TECHNOLOGIES INC      CALL   218412904     4,349,656   76900 sole  sole  sole
CORDANT TECHNOLOGIES INC      COMM   218412104       633,500   11200 sole  sole  sole
DII GROUP INC                 COMM   232949107     4,866,725   43332 sole  sole  sole
DIME BANCORP INC (NEW)        COMM   25429Q102       925,000   50000 sole  sole  sole
DUFF & PHELPS CREDIT RATING   COMM   26432F109     2,492,188   25000 sole  sole  sole
CP
FIRST SECURITY CORP DEL       COMM   336294103     1,055,688   87974 sole  sole  sole
FPL GROUP INC                 COMM   302571104       644,875   14000 sole  sole  sole
GTE CORP                      COMM   362320103     9,244,200  130200 sole  sole  sole
GENERAL CIGARS HOLDING        COMM   36933P100       893,888   59100 sole  sole  sole
HANNAFORD BROS CO             COMM   410550107     2,411,625   32700 sole  sole  sole
IPC INFORMATION SYS INC       COMM   44980K206     2,570,880   12480 sole  sole  sole
LG & E ENERGY CORP            COMM   501917108     2,745,000  120000 sole  sole  sole
LITTON INDS INC               COMM   538021106       662,813   15000 sole  sole  sole
MCN ENERGY GROUP INC          COMM   55267J100     4,232,500  169300 sole  sole  sole
MYR GROUP INC                 COMM   554053108       929,250   31500 sole  sole  sole
MAPQUEST . COM                COMM   565644101     1,355,383   65517 sole  sole  sole
MEDIA ONE GROUP INC           COMM   58440J104    21,060,000  260000 sole  sole  sole
MIRAGE RESORTS INC            CALL   60462E904       674,250   34800 sole  sole  sole
MIRAGE RESORTS INC            PUT    60462E954     5,529,625  285400 sole  sole  sole
MIRAGE RESORTS INC            COMM   60462E104     2,338,563  120700 sole  sole  sole
NEWBRIDGE NETWORKS CORP       COMM   650901101     7,006,500  216000 sole  sole  sole
ONE VALLEY BANCORP INC        CALL   682419906     1,069,913   30900 sole  sole  sole
ONE VALLEY BANCORP INC        PUT    682419956     1,409,238   40700 sole  sole  sole
ONE VALLEY BANCORP INC        COMM   682419106     2,839,250   82000 sole  sole  sole
ORTEL CORP                    COMM   68749W102     4,909,500   26184 sole  sole  sole
PAIRGAIN TECHNOLOGIES INC     COMM   695934109     1,326,975   71247 sole  sole  sole
PROVIDENCE ENERGY CORP        COMM   743743106     1,339,194   35300 sole  sole  sole
ST LAURENT PAPERBOARD INC(F)  ORDI   790907109     1,476,563   75000 sole  sole  sole
SEAGATE TECHNOLOGY            PUT    811804953    11,369,175  188700 sole  sole  sole
SEAGATE TECHNOLOGY            COMM   811804103    17,577,817  291748 sole  sole  sole
SPLITROCK  SERVICES  INC.     COMM   848636304     5,285,134  116541 sole  sole  sole
TELECOMUNICACOES DE SAO PAULO COMM   87929A102     1,742,656   58700 sole  sole  sole
TELEFONICA DE ARGENTINA SA    AMER   879378206     2,849,550   72600 sole  sole  sole
TEXAS BIOTECH NEW WTS         COMM   88221T120       562,888   91900 sole  sole  sole
US FOODSERVICE INC            COMM   90331R101     6,308,750  245000 sole  sole  sole
UBID INC                      COMM   903469104     2,933,629  100295 sole  sole  sole
U.S. HOME CORPORATION NEW     COMM   911920106     3,359,200   88400 sole  sole  sole
US WEST INC                   COMM   91273H101     3,814,556   52524 sole  sole  sole
US TRUST CORP (NEW)           COMM   91288L105     7,371,000   39000 sole  sole  sole
UNITED WATER RESOURCES INC    COMM   913190104     1,946,000   56000 sole  sole  sole
VASTAR RESOURCES INC          COMM   922380100       668,813    9000 sole  sole  sole
WICOR INC                     COMM   929253102     5,425,000  175000 sole  sole  sole
WARNER LAMBERT CO             COMM   934488107    13,708,500  140600 sole  sole  sole
WESLEY JESSEN VISIONCARE INC  COMM   951018100     1,999,670   55643 sole  sole  sole
TOTAL 58 line                                    229,962,464